Income Tax (Tables)	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Current	(1,274)	(750)	(2,348)	(1,224)
Deferred	(275)	—	(823)	81
Income tax expense	(1,549)	(750)	(3,171)	(1,143)